Other Receivables, Prepayments and Deposits (Tables)	6 Months Ended
Jun. 30, 2026
Other Receivables, Prepayments and Deposits
Schedule of other receivables, prepayments and deposits

	June 30,	December 31,
	2026	2025

	(in US$’000)
Prepayments	10,952	8,339
Interest receivables	5,136	6,095
Deposits	1,639	998
Purchase rebates	1,100	1,142
Value-added tax receivables	598	4,567
Others	771	632
	20,196	21,773